Additional Information on the Nature of Comprehensive Loss Components - Schedule of Additional Information on the Nature of Comprehensive Loss Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses for employee benefits
Operating and maintenance costs	$ 888,079	$ 737,354	$ 444,400
Professional fees	136,081	187,913	307,534
Salaries	858,479	840,650	833,717
Share based compensation	1,748,506	1,620,777	3,296,238
Expenses for employee benefits, Total	3,631,145	3,386,694	4,881,889
Net financial expenses
Interest on loans	38,413	228,374	238,204
Interest from promissory note receivable	(24,000)	(66,000)
Interest on lease liabilities and mortgage payable	24,707	92,860	58,014
Accretion on PPA liability		(213,100)
Net financial expenses, Total	$ 39,120	$ 42,134	$ 296,218